Condensed consolidated interim statements of changes in equity $ in Millions	USD ($) shares	Restricted share units USD ($) shares	Employee Stock Option USD ($) shares	Issued capital USD ($) shares	Issued capital Restricted share units USD ($) shares	Contributed surplus USD ($)	Contributed surplus Restricted share units USD ($)	Contributed surplus Employee Stock Option USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive loss USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Restricted share units USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Employee Stock Option USD ($)	Non-controlling interest USD ($)
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021 | shares				163,200,000
Shareholders' equity, beginning balance at Dec. 31, 2021	$ 457.0			$ 672.1		$ 4.2			$ (219.0)	$ (0.3)	$ 457.0			$ 0.0
Changes in equity [abstract]
Stock option expense			$ 3.3					$ 3.3					$ 3.3
RSUs expense		$ 3.7					$ 3.7					$ 3.7
Exercise of warrants (in shares) | shares				5,700,000
Exercise of warrants	$ 46.0			$ 46.0							46.0
Exercise of stock options (in shares) | shares	190,595		190,595	200,000
Exercise of stock options	$ 0.0			$ 0.2		(0.2)
Settlement of RSUs (in shares) | shares		0
Comprehensive income	(10.1)								(10.1)		(10.1)
Shareholders' equity, ending balance (in shares) at Mar. 31, 2022 | shares				169,100,000
Shareholders' equity, ending balance at Mar. 31, 2022	499.9			$ 718.3		11.0			(229.1)	(0.3)	499.9			0.0
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021 | shares				163,200,000
Shareholders' equity, beginning balance at Dec. 31, 2021	457.0			$ 672.1		4.2			(219.0)	(0.3)	457.0			0.0
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022 | shares				176,100,000
Shareholders' equity, ending balance at Dec. 31, 2022	$ 498.0			$ 772.4		18.7			(293.0)	(0.3)	497.8			0.2
Changes in equity [abstract]
Stock option expense			$ 0.7					$ 0.7					$ 0.7
RSUs expense		$ 2.7					2.7					$ 2.7
Exercise of stock options (in shares) | shares	45,000		45,000
Settlement of RSUs (in shares) | shares		378,190			400,000
Settlement of RSUs					$ (3.0)		$ 3.0
Comprehensive income	$ (39.4)								(39.4)		(39.4)
Shareholders' equity, ending balance (in shares) at Mar. 31, 2023 | shares				176,500,000
Shareholders' equity, ending balance at Mar. 31, 2023	$ 462.0			$ 775.4		$ 19.1			$ (332.4)	$ (0.3)	$ 461.8			$ 0.2